Annual Total Returns - Fidelity® Total International Equity Fund [BarChart] - 10.31 Fidelity International Growth & Total International Equity Retail Combo PRO-08 - Fidelity® Total International Equity Fund - Fidelity Total International Equity Fund-Retail Class
Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	12.52%
Annual Return 2011	(14.13%)
Annual Return 2012	22.16%
Annual Return 2013	15.99%
Annual Return 2014	(4.58%)
Annual Return 2015	0.44%
Annual Return 2016	(0.55%)
Annual Return 2017	30.29%
Annual Return 2018	(15.18%)
Annual Return 2019	27.61%